Condensed Statements of Cash Flows (Parent Company Only) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	$ (17,928)	$ 30,337	$ 81,914	$ 64,848	$ 69,414
Cash flows from investing activities
Payable to subsidiary
Net cash provided by investing activities	(8,136)	(7,216)	(20,376)	(22,343)	(11,888)
Cash flows from financing activities
Distributions to stockholder		(160,000)	(160,000)		(42,500)
Amounts due from stockholder	4,875	(2,161)	(2,424)	(2,451)
Net cash used in financing activities	46,353	(60,289)	(96,758)	(8,342)	(49,610)
Net increase (decrease) in cash	20,148	(37,375)	(35,675)	34,014	7,691
Cash at beginning of period	13,862	49,537	49,537	15,523	7,832
Cash at end of period	34,010	12,162	13,862	49,537	15,523
Parent [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities		73,624	73,624		42,500
Cash flows from investing activities
Capital distributions from subsidiary		86,376	86,376
Payable to subsidiary	(4,875)	2,161	2,424	2,451
Net cash provided by investing activities	(4,875)	88,537	88,800	2,451
Cash flows from financing activities
Distributions to stockholder		(160,000)	(160,000)		(42,500)
Amounts due from stockholder	4,875	(2,161)	(2,424)	(2,451)
Net cash used in financing activities	4,875	(162,161)	(162,424)	(2,451)	(42,500)
Net increase (decrease) in cash
Cash at beginning of period
Cash at end of period